LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
LEASE LIABILITIES
Schedule of changes in lease liabilities

	2019	2018
		(restated, note 1(b))
Balance at beginning of year	$179.5	$205.2
Lease obligations financing right-of-use assets	33.9	17.1
Repayments	(41.9)	(42.3)
Other	(1.0)	(0.5)
Balance at end of year	$170.5	$179.5

Schedule of repayments of lease liabilities

2020	$34.0
2021	26.1
2022	20.5
2023	17.6
2024	13.0
2025 and thereafter	59.3